Harbor Active Small Cap ETF Investment Strategy - Harbor Active Small Cap ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. small cap companies. Under normal market circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index. As of January 31, 2026, the Index consisted of 1,944 securities with the largest company in the Index having a market capitalization of $38.2 billion and the median market capitalization of the Index being $987 million, but are expected to change frequently. The Fund may continue to hold securities that no longer meet this definition following the time of purchase. Byron Place Capital Management, LLC, the Fund’s subadvisor (the “Subadvisor”), employs an active management approach that uses a proprietary bottom-up analysis to identify approximately 30 to 80 small cap companies that it believes have competitive advantages within their respective industries, business models positioned well for the long term, free cash flow generation that can be maintained over time and higher returns on invested capital than peer companies. Moreover, the Subadvisor seeks companies that it believes have management teams that have previously been successful in allocating capital and generating returns for shareholders. The Subadvisor employs fundamental and valuation analysis coupled with its own insights to drive investment decisions. The Subadvisor’s process involves bottom-up research and selection of securities through: ■Metrics such as price to free cash flow, return on invested capital and level of purchases of shares by insiders; ■Analysis of a company’s competitive position through factors such as a company’s brand, proprietary products and technologies, and competitors; ■Analysis of the management team’s ability to manage a company’s capital well and generate consistent returns for shareholders; ■Valuation analysis to determine a stock’s intrinsic value and determine whether it is trading at a discount to that intrinsic value; and ■Evaluation of the risk-reward of investing in a particular stock through an assessment of various factors, including valuation and business risk The Subadvisor’s decision to sell a security in the Fund’s portfolio occurs when there are changes in fundamentals to the Subadvisor’s analysis of a stock. The same inputs that go into deciding to buy a stock are assessed to determine whether to sell the stock. Sell discipline is also exercised when there is overvaluation by the market or when a stock is displaced by a better investment opportunity or idea. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund.